                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05820
                                   ------------

                      The Hyperion Total Return Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway 36th Fl., New York NY              10006-1404
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York NY     10006-1404
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                    -------------

Date of fiscal year end:  November 30, 2005
                          -------------------

Date of reporting period:  February 28, 2005
                          -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     Schedule of Investments

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
February 28, 2005

                                                                                                Principal
                                                                     Interest                    Amount
                                                                       Rate       Maturity       (000s)               Value
                                                                     --------    ----------    -----------        -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.8%
U.S. Government Agency Collateralized Mortgage Obligations - 3.2%
Federal Home Loan Mortgage Corporation
Series 1675, Class KC                                                   6.50 %    10/15/10    $     5,393 @      $   5,566,593
Series 1604, Class MC                                                   9.00 +    11/15/08          1,319            1,387,522
Series 1604, Class SB                                                   9.00 +    11/15/08            254              266,914
Series 1587, Class SK                                                   9.00 +    10/15/08          1,257 #          1,325,430
                                                                                                                     8,546,459

Federal National Mortgage Association
Series 1993-170, Class SC                                               9.00 +    09/25/08            226              235,256
Series 1993-48, Class C                                                 9.50      04/25/08            261              271,415
                                                                                                                       506,671

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $8,626,737)                                                                                                  9,053,130

U.S. Government Agency Pass -Through Certificates - 49.2%
Federal Home Loan Mortgage Corporation
Pool A16170                                                             6.00      12/01/33          5,286 @          5,431,337
Pool A17112                                                             6.00      12/01/33         17,170 @         17,642,654
Pool A24261                                                             6.50      07/01/34          3,510 @          3,661,229
Pool A13915                                                             7.00      09/01/33          9,394 @          9,906,521
Pool A17331                                                             7.00      12/01/33            126              132,470
Pool C53494                                                             7.50      06/01/31             52               55,225
Pool C56878                                                             8.00      08/01/31            986            1,061,377
Pool C56879                                                             8.00      08/01/31            213              229,601
Pool C58516                                                             8.00      09/01/31            612              658,812
Pool C59641                                                             8.00      10/01/31            677              728,715
Pool C55166                                                             8.50      07/01/31            222              240,937
Pool C55167                                                             8.50      07/01/31            692              751,876
Pool C55168                                                             8.50      07/01/31            414              449,377
Pool C55169                                                             8.50      07/01/31            396              429,824
Pool C58521                                                             8.50      09/01/31             60               65,436
Pool C60422                                                             8.50      10/01/31             64               69,745
Pool C60423                                                             8.50      10/01/31            619              672,106
Pool C60424                                                             8.50      10/01/31            333              361,759
Pool G01466                                                             9.50      12/01/22          3,355            3,753,289
Pool 555538                                                            10.00      03/01/21          3,067 @          3,399,408
                                                                                                                   49,701,698

Federal National Mortgage Association

Pool 649881                                                             6.00      09/01/32          3,748 @          3,846,252
Pool 650162                                                             6.50      10/01/32          3,146            3,278,188
Pool 652870                                                             6.50      10/01/32          3,056 @          3,184,821
Pool 654917                                                             6.50      08/01/32          7,569 @          7,887,596
Pool 655843                                                             6.50      09/01/32          3,410 @          3,552,948
Pool 783828                                                             6.50      07/01/34          3,250 @          3,389,873
Pool 789949                                                             6.50      07/01/34          6,869 @          7,163,997
Pool 796005                                                             6.50      09/01/34          9,962 @         10,390,247
Pool 642102                                                             7.00      05/01/32          4,377 @          4,616,128
Pool 645406                                                             7.00      05/01/32          2,650 @          2,794,628
Pool 645912                                                             7.00      06/01/32          3,494 @          3,684,224
Pool 645913                                                             7.00      06/01/32          2,797            2,949,017
Pool 651588                                                             7.00      07/01/32            730              769,919
Pool 660181                                                             7.00      10/01/32            763              804,517
Pool 661116                                                             7.00      10/01/32          1,589            1,675,211
Pool 663372                                                             7.00      10/01/32            494              521,354
Pool 663874                                                             7.00      10/10/32          1,274            1,343,176
Pool 669474                                                             7.00      11/01/32          1,227            1,293,856
Pool 678012                                                             7.00      08/01/32          3,944 @          4,160,340
Pool 759505                                                             7.00      01/01/34          6,363 @          6,713,247
Pool 255053                                                             7.50      12/01/33          1,259            1,346,510
Pool 784369                                                             7.50      07/01/13          1,208            1,236,137
Pool 789284                                                             7.50      05/01/17          2,043            2,161,219
Pool 398800                                                             8.00      06/01/12          1,726            1,830,340
Pool 545436                                                             9.00      10/01/31          2,724            2,990,663
Pool 458132                                                             9.40      03/15/31          5,356 @          5,963,394
                                                                                                                    89,547,802

Total U.S. Government Agency Pass -Through Certificates
(Cost - $139,976,636)                                                                                              139,249,500

U.S. Treasury Obligation - 6.6%
United States Treasury Notes
                                                                        3.50      08/15/09          6,300 @          6,187,533
                                                                        4.25      08/15/14          1,000              990,820
                                                                        4.25      11/15/14         11,500 @         11,390,842
Total U.S. Treasury Obligation
(Cost - $18,834,581)                                                                                                18,569,195

U.S. Agency Obligation - 4.8%
Federal Home Loan Mortgage Corporation
(Cost - $13,536,521)                                                    5.13      11/07/13         13,600 @          13,646,757
Total U.S. Government & Agency Obligations
(Cost - $180,974,475)                                                                                              180,518,582

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)
February 28, 2005

                                                                                                 Principal
                                                                     Interest                     Amount
                                                                       Rate       Maturity        (000s)             Value
                                                                     --------    ----------      ---------         ----------
ASSET-BACKED SECURITIES - 34.6%
Housing Related Asset-Backed Securities - 27.2%
125 Home Loan Owner Trust
Series 1998-1A, Class M2*                                              7.75      02/15/29            897              896,802
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1                                                7.65      05/15/21         10,060            6,740,200
Aegis Asset Backed Securities Trust
Series 2004-2N, Class N1*                                              4.50      04/25/34            919              913,186
Argent NIM Trust
Series 2004-WN3, Class A*                                              5.93      03/25/34          1,168            1,171,916
Argent Securities, Inc.
Series 2004-W3, Class M5*(c)                                           4.95 +    02/25/34          2,400            2,095,594
Asset Backed Securities Corp., NIMS Trust
Series 2003-HE6, Class A1*                                             6.75      11/27/33            333              333,959
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class M2 (c)                                          3.90 +    06/25/34          2,000            1,999,990
Series 2001-FF2, Class M3(c)                                           4.43 +    11/25/31          1,155            1,158,647
Series 2004-FFH1, Class B*(c)                                          6.15 +    03/25/34          3,050            2,880,490
Series 2004-FF2, Class B*(c)                                           6.15 +    03/25/34          1,800            1,708,778
Series 2004-FFH2, Class B1*(c)                                         6.15 +    06/25/34          2,750            2,570,177
Series 2004-FF8, Class B4*(c)                                          6.15 +    10/25/34          2,500            2,319,910
                                                                                                                   12,637,992

Green Tree Financial Corp.
Series 1998-3, Class A6                                                6.76      03/01/30          4,523            4,752,067
Series 1998-4, Class A7                                                6.87      04/01/30          2,042            2,090,334
Series 1998-8, Class M1                                                6.98      09/01/30          5,000            2,200,000
Series 1997-6, Class B1                                                7.17      05/15/20         10,000            1,719,130
Series 1997-6, Class M1                                                7.21      01/15/29          6,100            4,575,000
Series 1997-3, Class M1                                                7.53      03/15/28          4,500            2,925,000
Series 1997-6, Class A9                                                7.55      01/15/29          2,823            3,049,442
                                                                                                                   21,310,973

Harborview Mortgage Loan Trust
Series 2005-1, Class B4*(c)                                            4.42 +    03/19/35          1,265            1,071,890
Series 2005-1, Class B5*(c)                                            4.42 +    03/19/35          1,825            1,183,683
Series 2005-1, Class B6*(c)                                            4.42 +    03/19/35          2,290              515,250
                                                                                                                    2,770,823

Mid-State Trust
Series 10, Class B                                                     7.54      02/15/36          2,181            2,091,802
Series 2004-1, Class M2                                                8.11      08/15/37          3,569            3,590,909
                                                                                                                    5,682,711

Option One Mortgage Loan Trust
Series 2003-4, Class M2(c)                                             4.30 +    07/25/33          2,125            2,165,879
Series 2003-1, Class M2(c)                                             4.60 +    02/25/33          3,000            3,060,960
                                                                                                                    5,226,839

Structured Asset Investment Loan Trust
Series 2003-BC8, Class M2(c)                                           4.40 +    08/25/33          3,000            3,035,154
Series 2004-11, Class M9(d)                                       5.00/5.50      01/25/35          3,775            3,515,612
Series 2004-7, Class B(c)                                              5.15 +    08/25/34          4,321            3,856,849
Series 2004-8, Class B1(c)                                             5.15 +    09/25/34          2,000            1,915,530
Series 2004-2, Class B*(c)                                             5.65 +    03/25/34          2,234            2,054,816
                                                                                                                   14,377,961

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5                                                6.96      09/07/31          2,000            2,086,396
Westgate Resorts
Series 1998-AA, Class A2*                                              8.26      07/15/13            664              617,942
Total Housing Related Asset-Backed Securities
(Cost - $82,909,537)                                                                                               76,863,294

Non-Housing Related Asset- Backed Securities - 3.8%
Aerco Ltd.
Series 2A, Class A3                                                    3.05 +    07/15/25          2,862            2,089,301
Airlines Pass Through Trust
Series 1R, Class A8                                                    2.96 +    03/15/19          3,572            3,214,842
Global Rated Eligible Assets Trust
Series 1998-A, Class A1                                                7.33      09/15/07          1,569                7,846
MBNA Credit Card Master Trust
Series 2002-C7, Class C7                                               6.70      03/16/15          5,000            5,509,655
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A(b)                                              8.24      03/15/06          2,274               11,370
Total Non-Housing Related Asset- Backed Securities
(Cost - $14,192,734)                                                                                               10,833,014

Franchise Securities - 1.0%
FFCA Secured Lending Corp.
Series 1998-1, Class A1B*(g)                                           6.73      07/18/13          2,070            2,136,705
Franchisee Loan Receivable Trust
Series 1995-B, Class A*                                                9.54 +    01/15/11          1,348              761,435
Total Franchise Securities
(Cost - $3,430,636)                                                                                                 2,898,140

Collateralized Debt Obligations - 2.6%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL*                                           3.87 +    05/24/37          5,000            5,157,000
Porter Square CDO I Limited
Series 1A, Class C*                                                    6.71 +    08/15/38          2,000            2,000,000
Total Collateralized Debt Obligations
(Cost - $6,992,836)                                                                                                 7,157,000

Total Asset-Backed Securities
(Cost - $107,525,743)                                                                                              97,751,448

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)
February 28, 2005

                                                                                                 Principal
                                                                     Interest                     Amount
                                                                       Rate       Maturity        (000s)               Value
                                                                     --------    ----------      ---------           ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.6%
Bear Stearns Commercial Mortgage Securities
Series 1999-C1, Class D                                                6.53      02/14/31          5,000            5,443,150
Series 2001-EPR, Class B*                                              6.92      02/12/11          5,000            5,152,250
                                                                                                                   10,595,400

Chase Commercial Mortgage Securities Corp.
Series 2000-2, Class I*                                                6.65      07/15/32          1,971            1,207,326
Commercial Mortgage Asset Trust
Series 1999-C1, Class C                                                7.35      01/17/32          2,000            2,326,180
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1*                                            6.75      06/20/31          2,624            2,868,482
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J*                                               4.65 +    11/15/37          1,000              845,419
First Chicago/Lennar Trust
Series 1997-CHL1, Class D*                                             7.68 +    04/29/39          3,000            3,035,625
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C                                                7.42 +    07/15/31          5,000            5,585,740
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class G*                                               5.09      12/15/39          2,300            2,283,061
Series 2002-C2, Class L*                                               5.68      07/15/35          5,300            5,287,195
                                                                                                                    7,570,256

Mortgage Capital Funding, Inc.
Series 1996-MC1, Class G*(g)                                           7.15      06/15/06          4,409            4,559,567
Nationslink Funding Corp.
Series 1998-2, Class F*                                                7.11      08/20/30          4,840            5,347,039
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*                                             7.19      01/11/22          3,000            3,293,010
Wachovia Bank Commercial Mortgage Trust
Series 2004-WL4A, Class H*                                             3.44 +    10/15/15          1,300            1,302,409
Series 2005-C16, Class H*                                              5.30 +    10/15/41          4,000            3,973,437
                                                                                                                    5,275,846

Total Commercial Mortgage Backed Securities
(Cost - $48,138,295)                                                                                               52,509,890

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 13.5%
Subordinated Collateralized Mortgage Obligations - 13.5%
ABN AMRO Mortgage Corp.
Series 2002-1A, Class B3*                                              5.64 +    06/25/32            472              470,948
Series 2002-1A, Class B4*                                              5.64 +    06/25/32            283              272,832
Series 2002-1A, Class B5*                                              5.64 +    06/25/32            474              369,378
                                                                                                                    1,113,158

Banc of America Alternative Loan Trust
Series 2004-3, Class 30B6                                              5.50      04/25/34            805              209,340
Banc of America Funding Corporation
Series 2003-3, Class B4                                                5.46 +    10/25/33            933              818,518
Series 2003-3, Class B5                                                5.46 +    10/25/33            933              610,356
Series 2003-3, Class B6                                                5.46 +    10/25/33            936              318,371
                                                                                                                    1,747,245

Banc of America Mortgage Securities, Inc.
Series 2001-4, Class 1B3                                               6.75      04/25/31          1,999            2,017,190
Countrywide Home Loans
Series 2003-57, Class B3                                               5.50      01/25/34            493              425,135
Federal National Mortgage Association
Series 1998-W6, Class B3                                               7.09      10/25/28          1,652            1,573,603
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3                                             3.15 +    06/25/30            657              628,348
G3 Mortgage Reinsurance Ltd.
Series 1, Class E*                                                     22.6 +    05/25/08          5,515            5,955,740
GMAC Mortgage Corp. Loan Trust
Series 2003-J9, Class B1                                               5.50      01/25/34            887              785,522
Series 2003-J9, Class B2                                               5.50      01/25/34            887              590,438
Series 2003-J9, Class B3                                               5.50      01/25/34            888              281,908
Series 2002-J6, Class B2                                               6.25      10/25/32            948              869,031
Series 2002-J6, Class B3                                               6.25      10/25/32          1,264              847,143
                                                                                                                    3,374,042

JP Morgan Mortgage Trust
Series 2003-A2, Class B4                                               4.48 +    11/25/33            548              425,776
Residential Finance Limited Partnership
Series 2004-B, Class B5*                                               4.14 +    02/10/36          3,528            3,589,372
Series 2002-A, Class B7                                                8.29 +    10/10/34          2,907            2,931,960
                                                                                                                    6,521,332

Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1                                               5.25      02/25/34            608              514,495
Series 2004-S1, Class B3                                               5.25      02/25/34            304              103,333
Series 2003-S7, Class B2                                               5.50      05/25/33            684              491,858
Series 2003-S7, Class B3(a)                                            5.50      05/25/33            976              390,339
                                                                                                                    1,500,025

Resix Finance Ltd. Credit-Linked Notes
Series 2004-C, Class B7*                                               6.09 +    09/10/36          1,492            1,521,525
Series 2003-D, Class B7*                                               8.34 +    12/10/35          1,961            2,029,779
Series 2003-CB1, Class B8*                                             9.34 +    06/10/35          1,952            2,039,471
Series 2004-A, Class B10*                                             14.10 +    02/10/36            864              898,347
                                                                                                                    6,489,122

Washington Mutual
Series 2002-AR7, Class B4                                              5.51 +    07/25/32          1,102            1,074,295
Series 2002-AR7, Class B5                                              5.51 +    07/25/32            826              783,235
Series 2002-AR7, Class B6                                              5.51 +    07/25/32          1,378            1,088,726
Series 2005-AR2, Class B11(c)                                          3.89 +    01/25/45          3,735            2,283,601
Series 2005-AR2, Class B12(c)                                          3.89 +    01/25/45          3,270              588,600
                                                                                                                    5,818,457

THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)
February 28, 2005

                                                                                                 Principal
                                                                     Interest                     Amount
                                                                       Rate       Maturity        (000s)              Value
                                                                     --------    ----------      ---------        -------------
Wells Fargo Mortgage Backed Securities Trust
Series 2002-10, Class B6                                               6.00      06/25/32            485              344,399
Total Subordinated Collateralized Mortgage Obligations
(Cost - $35,494,922)                                                                                               38,142,912

Total Non-Agency Residential Mortgage Backed Securities
(Cost - $35,494,922)                                                                                               38,142,912

CORPORATE OBLIGATIONS - 1.2%
Airlines - 1.2%
American Airline                                                       7.86      10/01/11          2,500            2,589,892
United Airlines, Series 00-2(f)                                        7.19      04/01/11            982              904,749
                                                                                                                    3,494,641

Total Corporate Obligations
(Cost - $3,442,313)                                                                                                 3,494,641

INTEREST ONLY SECURITIES - 7.9%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2*(e)                                           1.48 +    09/11/36         19,165            2,641,111
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2*(e)                                         1.15 +    02/15/35         74,184            2,607,419
COMM
Class 2001-J2A, Class EIO*(e)                                          3.74 +    07/16/34         10,000            3,162,220
Commercial Capital Access One, Inc.
Series 2001-A, Class T1(e)                                             4.50      02/15/09         18,000            3,056,400
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1*(e)                                           0.14 +    05/10/36         86,753            3,539,975
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1*(e)                                         0.22 +    05/03/18        256,045            3,540,916
Vendee Mortgage Trust
Series 1997-2, Class IO(e)                                             0.06 +    06/15/27         61,800              124,217
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1*(e)                                          0.34 +    11/15/34         84,896            3,583,723

Total Interest Only Securities
(Cost - $20,688,666)                                                                                                 22,255,981

                                                                                                  Shares

COMMON STOCK - 0.1%
Duke Realty Corp.(REIT)
(Cost - $287,997)                                                                                 11,583              366,949

PREFERRED STOCKS - 0.8%
Equity Office Properties Trust Series B, 5.25% (REIT)
(Cost - $1,955,458)                                                                               46,012            2,348,913

INVESTMENT COMPANIES - 7.3%
McMorgan High Yield Fund                                                                         102,868            1,083,201
Seix High Yield Fund                                                                           1,727,889           19,559,709

Total Investment Companies
(Cost - $20,633,000)                                                                                               20,642,910

Total Investments - 147.8%
(Cost - $419,140,876)**                                                                                           418,032,226
Liabilities in Excess of Other Assets - (47.8)%                                                                  -135,226,719
NET ASSETS - 100.0%                                                                                             $ 282,805,507

See notes to financial statements.

@   - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

+   - Variable Rate Security: Interest rate is the rate in effect February 28,
      2005.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) - Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b) - These issuers are currently making only partial interest payments.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(d) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(e) - Interest rate is based on the notional amount of the underlying mortgage pools.

(f) - Defaulted Securities.

(g) - Private Placement.

#   - Portion or entire principal amount is held as collateral for open futures contracts.

REIT- Real Estate Investment Trust

** - At February 28, 2005, the aggregate cost of investments for income tax purposes was $419,140,876. Net unrealized depreciation aggregated $1,108,650 of which $13,328,586 related to appreciated investment securities and $14,437,236 related to depreciated investment securities.

THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
February 28, 2005

At February 28, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                         Maturity
 Face Value                              Description                                      Amount
------------      --------------------------------------------------------------       ------------
$  6,981,000      CS First Boston, 2.58%, dated 02/08/05, maturity date 03/08/05       $  6,995,009
  17,497,000      Goldman Sachs, 2.55 %, dated 01/25/05, maturity date 03/02/05          17,541,617
   3,762,000      Goldman Sachs, 2.58%, dated 02/11/05, maturity date 03/11/05            3,769,549
   3,103,000      Goldman Sachs, 2.57%, dated 02/17/05, maturity date 03/11/05            3,107,873
   8,186,000      Goldman Sachs, 2.60 %, dated 02/23/05, maturity date 03/23/05           8,202,554
   5,600,000      Lehman Brothers, 2.57%, dated 01/25/05, maturity date 03/02/05          5,614,392
  13,715,000      Lehman Brothers, 2.55%, dated 02/22/05, maturity date 03/01/05         13,721,800
   5,400,000      Lehman Brothers, 2.62%, dated 02/23/05, maturity date 03/23/05          5,411,004
   8,500,000      Lehman Brothers, 2.57%, dated 02/24/05, maturity date 03/01/05          8,503,034
   4,116,000      Merrill Lynch, 2.58%, dated 01/27/05, maturity date 03/02/05            4,126,029
   7,663,000      Merrill Lynch, 2.60%, dated 02/23/05, maturity date 03/23/05            7,678,496
   5,384,000      Merrill Lynch, 2.55%, dated 01/25/05, maturity date 03/02/05            5,397,729
   3,307,000      Merrill Lynch, 2.58%, dated 02/10/05, maturity date 03/08/05            3,313,162
   2,859,000      Morgan Stanley, 2.55%, dated 01/25/05, maturity date 03/02/05           2,866,290
   3,608,000      Morgan Stanley, 2.55%, dated 01/25/05, maturity date 03/02/05           3,617,200
   6,538,000      Morgan Stanley, 2.62%, dated 02/08/05, maturity date 03/08/05           6,551,323
   3,560,000      Morgan Stanley, 2.59%, dated 02/10/05, maturity date 03/08/05           3,566,659
   3,690,000      Morgan Stanley, 2.59%, dated 02/10/05, maturity date 03/08/05           3,696,902
   6,237,000      Morgan Stanley, 2.30%, dated 02/22/05, maturity date 03/01/05           6,239,789
   4,000,000      Morgan Stanley, 2.61%, dated 02/22/05, maturity date 03/22/05           4,008,120
   3,200,000      Morgan Stanley, 2.61%, dated 02/22/05, maturity date 03/23/05           3,206,728
  10,313,000      Wachovia, 2.58%, dated 02/08/05, maturity date 03/08/05                10,333,695
------------
$137,219,000
------------

Maturity Amount, Including Interest Payable           $137,468,954
                                                      ------------

Market Value of Assets Sold Under Agreements          $140,682,321
                                                      ------------
Weighted Average Interest Rate                                2.56%
                                                      ------------

The average daily balance of reverse repurchase agreements outstanding for the three months ended February 28, 2005, was approximately $129,922,964 at a weighted average interest rate of 2.29%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $142,488,097 as of February 10, 2005, which was 33.29% of total assets.

As of February 28, 2005, the following swap agreements were outstanding:

                                                                                                        Net
                                                                                                     Unrealized
                   Expiration                                                                      Appreciation/
Notional Amount       Date                                Description                              (Depreciation)
---------------    ----------  -----------------------------------------------------------------   -------------
$    40,000,000     03/05/06   Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04    $     406,379
                               to pay semi-annually the notional amount multiplied by 2.064% and to receive quarterly the notional amount multiplied by 3 month
                               USD-LIBOR-BBA.

THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
February 28, 2005

                                                                                                        Net
                                                                                                     Unrealized
                   Expiration                                                                      Appreciation/
Notional Amount       Date                                Description                              (Depreciation)
---------------    ----------  -----------------------------------------------------------------   -------------
$    40,000,000     04/27/07   Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04         (758,561)
                               to receive semi-annually the notional amount multiplied by 2.710%
                               and to pay quarterly the notional amount multiplied by 3 month
                               USD-LIBOR-BBA.

$    40,000,000     06/04/08   Agreement with Goldman Sachs Capital Markets, LP, dated 06/02/03        1,761,952
                               to pay semi-annually the notional amount multiplied by 2.710% and to receive quarterly the notional amount multiplied by 3 month
                               USD-LIBOR-BBA.
                                                                                                   -------------
                                                                                                   $   1,409,770
                                                                                                   =============

As of February 28, 2005, the following futures contracts were outstanding:

LONG:

                                                                                       Value at         Unrealized
 Notional                                                            Cost at         February 28,     Appreciation/
  Amount                   Type                Expiration Date     Trade Date           2005          (Depreciation)
-----------      ------------------------      ---------------     -----------       ------------     --------------
$ 2,200,000      5 Yr. U.S. Treasury Note         June 2005        $ 2,364,477       $  2,366,375     $        1,898

SHORT:

                                                                                       Value at         Unrealized
 Notional                                                            Cost at         February 28,     Appreciation/
  Amount                   Type                Expiration Date     Trade Date           2005          (Depreciation)
-----------      -------------------------     ---------------     -----------       ------------     --------------
$18,200,000      10 Yr. U.S. Treasury Note       March 2005        $20,321,831       $ 20,179,250     $      142,581

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  April 26, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  April 26, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  April 26, 2005